Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Jan. 31, 2015	Jun. 09, 2015	May. 22, 2015
Derivative Liability [Abstract]
Warrants issued			$ 26,099	$ 298,551
Warrant purchanse price			$ 1.50	$ 1.50
Change in fair value of warrant	$ 1,571	$ 313,510